EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity of GP Units and LP Units outstanding for the six-month period ended June 30, 2023:

UNITS	GP Units	LP Units	Total
Authorized and issued
Opening balance	4	74,612,503	74,612,507
Conversion from BBUC exchangeable shares	—	622	622
Issued as at June 30, 2023	4	74,613,125	74,613,129

UNITS	Redemption-Exchange Units
Authorized and issued
Opening balance	69,705,497
Issued as at June 30, 2023	69,705,497
The table below provides a continuity of BBUC exchangeable shares outstanding for the six-month period ended June 30, 2023:

SHARES	BBUC exchangeable shares
Balance as at January 1, 2023	72,955,585
Converted to LP Units	(622)
Issued as at June 30, 2023	72,954,963

UNITS	Special limited partner units held by Brookfield
Authorized and issued
Opening balance	4
Issued as at June 30, 2023	4

($US MILLIONS)	Preferred securities held by Brookfield
Opening balance	$1,490
Balance as at June 30, 2023	$1,490